CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 ₪ / shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 ₪ / shares
Allowance for doubtful accounts receivable (in dollars) | $	$ 790		$ 790
Ordinary shares, par value (in NIS per share) | ₪ / shares		₪ 0.01		₪ 0.01
Ordinary shares, shares authorized	100,000,000		100,000,000
Ordinary shares, shares issued	58,002,942		56,558,952
Ordinary shares, shares outstanding	29,091,176		29,443,000
Treasury stock, shares	28,911,766		27,115,952